Label	Element	Value
Emerging Markets Small Cap Portfolio
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

April 23, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 23, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

Emerging Markets Small Cap Portfolio (the "Fund")

Important Notice Regarding Change in Investment Policy

The Fund has a policy that provides, under normal market conditions, at least 80% of the Fund's assets will be invested in equity securities of small capitalization companies operating in emerging market countries. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days' notice in writing of any changes. In addition, the Fund's strategies indicate that a company is considered to be a small capitalization company if it has a total market capitalization at the time of purchase of $3.5 billion or less.

At a meeting held on April 21-22, 2021, the Board of Directors of Morgan Stanley Institutional Fund, Inc., on behalf of the Fund, approved modifying the definition of small capitalization company set forth in the Fund's principal investment strategies, effective June 22, 2021 (the "Effective Date").

Accordingly, on the Effective Date, the Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Small Cap Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fifth paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Small Cap Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be a small capitalization company if it has a total market capitalization of $8 billion or less at the time of purchase.

Please retain this supplement for future reference.